Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2023